Note 27 - Subsequent Events (Details) - Committed Rent Payments, Agreement Amendments (Subsequent Event [Member], Terra Stabile [Member], USD $) In Thousands, unless otherwise specified	Jan. 07, 2015
Subsequent Event [Member] | Terra Stabile [Member]
Note 27 - Subsequent Events (Details) - Committed Rent Payments, Agreement Amendments [Line Items]
December 31, 2015	$ 271
December 31, 2016	250
December 31, 2017	250
December 31, 2018	437
December 31, 2019	443
Thereafter	895
$ 2,546